[MHM Final]
[Translation]

Filed Document:	SEMI-ANNUAL REPORT

Filed with:	Director of Kanto Local Finance Bureau

Filing Date:	August 31, 2009

Fiscal Year:	During the Fifteenth Term
(From December 1, 2008 to May 31, 2009)

Name of the Reporting Fund:	PUTNAM HIGH YIELD ADVANTAGE
FUND

Name of the Issuer:	PUTNAM HIGH YIELD ADVANTAGE
FUND

Name of Representative:	Charles E. Porter
Executive Vice President, Associate Treasurer,
Principal Executive Officer and Compliance
Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Reporting Agent:	Ken Miura
Attorney-at-Law

Address or Place of Business	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Ken Miura
Attorney-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Places where a copy of this
Semi-annual Report is available
for Public Inspection	Not applicable.

I. STATUS OF INVESTMENT PORTFOLIO OF THE FUND

(1) Diversification of Investment Fund:

		(As of the end of June, 2009)

		Total	Investment Ratio
Types of Assets	Name of Country	U.S. Dollars	(%)

Corporate Bonds	United States	453,858,351	71.58
	Canada	18,441,256	2.91
	Bermuda	11,013,125	1.74
	Ireland	4,481,396	0.71
	United Kingdom	3,508,797	0.55
	France	2,743,234	0.43
	Jamaica	2,411,650	0.38
	Singapore	1,913,920	0.30
	Cayman Islands	1,112,681	0.18
	Netherlands	798,025	0.13
	Denmark	439,075	0.07

Sub-total		500,721,510	78.97

Senior Loans	United States	62,343,586	9.83
	Singapore	827,231	0.13
	Netherlands	513,692	0.08

Sub-total		63,684,509	10.04

Short-term	United States	30,762,311	4.85

Convertible Bonds	United States	16,334,558	2.58
	Switzerland	1,427,625	0.23
	Luxembourg	782,750	0.12

Sub-total		18,544,933	2.92

Asset Backed	Cayman Islands	2,570,025	0.41

Foreign
Government Bonds	Argentina	628,000	0.10

U.S. Government and
Abency Obligations	United States	552,194	0.09

Collateralized
mortgage obligations	United States	403,714	0.06

U.S. Teasury
Obligations	United States	127,666	0.02

Cash, Deposit and Other Assets
(After deduction of liabilities		16,076,925	2.54

Total		634,071,787	100.00
(Net Asset Value)	JPY	(JPY60,877 million)

Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

Note 2: The exchange rate of U.S. Dollars ("dollar" or "$") into Japanese Yen is JPY 96.01 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer of The Bank of Tokyo-Mitsubishi UFJ, Ltd. on June 30, 2009. The same applies hereinafter.

Note 3: In this report, money amounts and percentages have been rounded. Therefore, there are cases in which the amount for the "total" column is not equal to the aggregate amount. Also, conversion into other currencies is done simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.

(2) Results of Past Operations

(a) Record of Changes in Net Assets (Class M Shares)

Record of changes in net assets at the end of each of during the one year period up to and including the end of June, 2009 is as follows:

		Total Net Asset Value		Net Asset Value per Share

		Dollar	Yen
		(thousands)	(millions)	Dollar	Yen

2008 End of	July	232,917	22,362	5.65	542
	August	229,306	22,016	5.64	541
	September	209,122	20,078	5.23	502
	October	174,200	16,725	4.44	426
	November	155,249	14,905	4.05	389
	December	158,695	15,236	4.17	400

2009 End of	January	165,408	15,881	4.38	421
	February	158,004	15,170	4.26	409
	March	156,723	15,047	4.31	414
	April	167,818	16,112	4.68	449
	May	173,087	16,618	4.88	469
	June	174,450	16,749	4.99	479

(b) Record of Distributions Paid (Class M Shares)

Distributions (July 1, 2008 to the end of June, 2009) paid per share (Class M Shares):

US$0.43 (JPY 41)

Record of distribution paid (Class M Shares) at the end of each month during the period from July 2008 up to and including June 2009 is as follows:

					Net Asset Value per Share
		Ex-dividend	Dividend		as of the Ex-dividend Date

Month/Year		Date	Dollar	Yen	Dollar	Yen

2008 End of	July	21-Jul-08	0.034	3.264	5.67	544
	August	19-Aug-08	0.034	3.264	5.63	541
	September	19-Sep-08	0.034	3.264	5.50	528
	October	21-Oct-08	0.034	3.264	4.50	432
	November	19-Nov-08	0.034	3.264	4.17	400
	December	19-Dec-08	0.054	5.185	3.96	380
2009 End of	January	20-Jan-09	0.034	3.264	4.33	416
	February	19-Feb-09	0.034	3.264	4.35	418
	March	19-Mar-09	0.034	3.264	4.21	404
	April	21-Apr-09	0.034	3.264	4.53	435
	May	19-May-09	0.034	3.264	4.77	458
	June	19-Jun-09	0.034	3.264	4.97	477

(c) Record of Changes in Annual Return (Class M Shares):

Record of changes in net assets during the one year period up to and including the end of June, 2009 is as follows:

Annual Return

7/1/08 - 6/30/09	- 4.82%

(Note) Annual Return (%) = 100 x {[(Ending NAV * A) / Beginning NAV) – 1}

 "A" shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1.

Provided that the Beginning NAV means net asset value per share on the end of June, 2008 and the Ending NAV means net asset value per share on the end of June, 2009.

II. FINANCIAL CONDITIONS OF THE FUND

[Translation of Unaudited Semi-annual Accounts will be attached to the Japanese version of the Semi-annual Report.]

III RECORD OF SALES AND REPURCHASES (Class M Shares)

Record of sales and repurchases during one year period up to and including the end of June, 2009 and number of outstanding shares of the Fund as of the end of June, 2009 are as follows:

	Number of	Number of	Number of Out-
	Shares Sold	Shares Redeemed	standing Shares

Worldwide	1,739,408	8,634,720	34,952,894
(In Japan)	(1,521,910)	(8,365,340)	(33,798,286)

IV. OUTLINE OF THE MANAGEMENT COMPANY

Outline of the Investment Management Company (Putnam Investment Management, LLC):

(1) Amount of Capital Stock:

(i) Member's Equity (as of the end of June, 2009)

$62,063,216 †

†  Unaudited.

(ii) Number of authorized shares of capital stock:

Not applicable.

(iii) Number of outstanding shares of capital stock:

Not applicable.

(2) Description of Business Lines and Business Operation

Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of June, 2009, Investment Management Company managed, advised, and/or administered the following 103 funds and fund portfolios (having an aggregate net asset value of nearly $54.6 billion):

			(As of the end of June, 2009)

Name of	Principal Characteristics	Number of the	Total Net Asset Value
Country		Funds	($ million)

	Closed-end bond fund	5	$2,323.64

	Open-end balanced fund	15	$13,856.41

U.S.A.	Open-end bond fund	34	$18,789.30

	Open-end equity fund	49	$19,637.35

	Total	103	$54,606.70

(3) Miscellaneous

Regulated Matters and Litigations:

In late 2003 and 2004, the Investment Management Company settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from the Investment Management Company to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against the Investment Management Company and, in a limited number of cases, some Putnam funds. The Investment Management Company believes that these lawsuits will have no material adverse effect on the funds or on the Investment Management Company's ability to provide investment management services. In addition, the Investment Management Company has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Except for the above, nothing which has or which would have, a material adverse effect on the Investment Management Company has occurred which is required to be disclosed and has not been disclosed as of the filing date.

V. OUTLINE OF THE FINANCIAL STATUS OF THE INVESTMENT MANAGEMENT COMPANY

[Translation of Unaudited Semi-annual Accounts of the Investment Management Company will be attached to the Japanese version of the Semi-annual Report.]

[Translation]

Filed Document:	AMENDMENT TO SECURITIES
REGISTRATION STATEMENT

Filed with:	Director of Kanto Local Finance Bureau

Filing Date:	August 31, 2009

Name of the Issuer:	PUTNAM HIGH YIELD ADVANTAGE
FUND

Name of Representative:	Charles E. Porter
Executive Vice President, Associate Treasurer,
Principal Executive Officer and Compliance
Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Registration Agent:	Ken Miura
Attorney-at-Law

Address or Place of Business	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Ken Miura
Attorney-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

- ii -

Public Offering or Sale for Registration

Name of the Fund Making Public	PUTNAM HIGH YIELD ADVANTAGE
FUND
Offering or Sale of Foreign
Investment Fund Securities:

Aggregate Amount of	The maximum amount expected to be sold is
Foreign Investment Fund Securities	1.7 billion U.S. dollars (JPY 163.2 billion).
to be Publicly Offered or Sold:

Note:	U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00 = JPY 96.01 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ,
Ltd. for buying and selling spot dollars by telegraphic transfer against yen on June
30, 2009.

Places where a copy of this Amendment
to Securities Registration Statement
is available for Public Inspection	Not applicable.

I. Reason For Filing This Amendment to Securities Registration Statement:

This statement purports to amend and update the relevant information of the Securities Registration Statement ("SRS") filed on May 8, 2009 due to the fact that the aforementioned Semi-annual Report was filed today and due to the fact that there is the matters to be modified.

The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II. Contents of the Amendments:

1. Due to the Fact that the aforementioned Semi-annual Report:

Part II. INFORMATION CONCERNING THE FUND

The following matters in the original Japanese SRS are amended to have the same contents as those provided in the following items of the aforementioned Semi-annual Report:

	Before amendment		After amendment

	[Original Japanese SRS]		[Aforementioned Semi-annual Report]
I.	Description of the Fund
1.	Nature of the Fund	IV.	OUTLINE OF THE MANAGEMENT
(2)	Structure of the Fund		COMPANY
C.	Putnam Investment Management, LLC	(1)	Amount of Capital Stock
(e)	Amount of Member's Equity	(i)	Member's Equity
(i)	Member's Equity
5.	Status of Investment Portfolio	I.	Status of Investment Portfolio of the Fund
(1)	Diversification of Investment Portfolio	(1)	Diversification of Investment Portfolio

(3)	Results of Past Operations	(2)	Results of Past Operations
(a)	Record of Changes in Net Assets (Class M	(a)	Record of Changes in Net Assets (Class M
	Shares)		Shares)
	(Regarding the amounts as at the end of		(Regarding the amounts as at the end of
	each month during one-year period from,		each month during one-year period from,
	and including, the latest relevant date		and including, the latest relevant date
	appertaining to the filing date of the		appertaining to the filing date of the
	original Japanese SRS)		afore-mentioned Semi-annual Report)
(b)	Record of Distributions Paid (Class M	(b)	Record of Distributions Paid (Class M

	Shares)	Shares)
	(Regarding the dividends paid each month	(Regarding the dividends paid each month
	during one-year period up to the latest	during one year period up to the latest
	relevant date of the original Japanese	relevant date of the afore-mentioned
	SRS)	Semi-annual Report)

(c)	Record of Annual Return (Class M Shares)	(c) Record of Annual Return (Class M Shares)
(The record of annual return during one
year period up to the latest relevant date of
the afore-mentioned Semi-annual Report is
added.)

Part III. DETAILED INFORMATION CONCERNING THE FUND

With respect to Section IV. the Financial Conditions of the Fund in the original SRS, Item II. Financial Conditions of the Fund in the aforementioned Semi-annual Report is added to the original SRS.

V.	Record of Sales and Repurchases (Class M	III.	Record of Sales and Repurchases (Class M
	Shares)		Shares)

(The record of sales and repurchases during
one year period up to the latest relevant
date of the afore-mentioned Semi-annual
Report is added.)

Part IV. SPECIAL INFORMATION

I.	Outline of the Investment Management	IV.	Outline of the Management Company
	Company

2.	Summary of Business Lines and Business	(2)	Summary of Business Lines and Business
	Operation		Operation

5.	MISCELLANEOUS	(3)	Miscellaneous

(5)	Litigation, etc.		(The description under the "Miscellaneous"
			is added.)

With respect to Section 3.B. the Financial Conditions of the Investment Management Company in the original SRS, Item V. Outline of the Financial Status of the Investment Management Company in the aforementioned Semi-annual Report is added to the original SRS.

2. Due to the fact that there are the matters to be modified:

PART III. DETAILED INFORMATION CONCERNING THE FUND

III. MANAGEMENT AND ADMINISTRATION

2. INFORMATION CONCERNING THE RIGHTS OF SHAREHOLDERS, ETC.

(4) Jurisdiction:

[Before Amendment]

Limited only to litigation brought by Japanese investors regarding transactions relating to (3) B. above, the Fund has agreed that the following court has jurisdiction over such litigation and the Japanese law is applicable thereto:

Tokyo District Court
1-4, Kasumigaseki 1-chome
Chiyoda-ku, Tokyo

[After Amendment]

The Fund acknowledges that the following court shall have jurisdiction over litigations related to transactions in the Shares of the Fund acquired by Japanese investors:

Tokyo District Court
1-4, Kasumigaseki 1-chome
Chiyoda-ku, Tokyo

Enforcement proceedings of a final and definitive judgement on such litigation will be conducted in accordance with the applicable laws of the relevant jurisdiction.